SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

A.	The rights of ordinary shares are as follows:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

(2)	On February 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the shareholders of the Company approved (i) the cancelation of the par value of the Company’s registered and issued ordinary shares; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and (iii) to amend the Company’s Amended and Restated Articles of Association accordingly.

B.	Issuance of ordinary shares and warrants:

(1)	During March 2022, options to purchase 209 ordinary shares were exercised by former Company employees resulting in proceeds of $10.

(2)	In January 2022, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with its two main shareholders, as of that date, providing for financing in the aggregate amount of $1,000 (the “Investment Amount”), which was subsequently amended in March 2022.

The SAFE provided for the conversion of the Investment Amount into the Company’s ordinary shares under certain circumstances including in particular in the case of an IPO such that immediately prior to the closing of an IPO the Investment Amount shall automatically convert into the number of shares and warrants equal to the Investment Amount divided by the initial public offering price. The warrants which shall be issued shall have the same terms as the warrants to be issued in the IPO except such warrants shall not be registered under the Securities Act of 1933, as amended, and shall not be tradeable.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 9B(3) below) the Investment Amount was automatically converted to 30,266 ordinary shares and 30,266 warrants to purchase ordinary shares, with an exercise price of $33.04 per share, immediately exercisable and will expire five years from the date of issuance. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40.

(3)	On April 4, 2022, the Company completed its IPO, in which the Company issued 473,405 units. Each unit included one ordinary share and one warrant to purchase one ordinary share at an exercise price of $33.04 per ordinary share. The warrants are exercisable at any time up to five years after the IPO. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40.

Gross proceeds for the offering were approximately $15,647 (including exercise of over-allotment options as described below) and net proceeds of approximately $13,587 after deducting underwriting discounts and commissions and offering expenses.

The Company granted Aegis Capital Corp, the underwriter (“Aegis”), a 45-day over-allotment option to purchase additional ordinary shares and/or warrants to purchase additional ordinary shares up to 15% of the number of ordinary shares and warrants, respectively, sold in the IPO solely to cover over-allotments, if any. On April 4, 2022, Aegis exercised its over-allotment option with respect to 71,011 warrants to purchase ordinary shares.

(4)	As described in note 7, the Company granted Israel Railways warrants to purchase 24,431 of its ordinary shares with a nominal exercise price of NIS 0.01 (approximately $0.003) per share. On January 25, 2023, Israel Railways exercised the warrants in full, and accordingly the Company issued 24,431 ordinary shares to Israel Railways.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(5)	In May 2023, the Company executed a series of transactions raising aggregate gross proceeds of $6,000 (approximately $5,397after deducting issuance costs), as follows:

On May 11, 2023 the Company completed the closing of definitive agreements with investors (i) in a registered direct offering, for the purchase and sale of 493,421 ordinary shares and (ii) in a concurrent private placement to the same investors, for the issuance of 493,424 warrants, each to purchase one ordinary share at an exercise price of $6.72 per share. The private placement warrants are exercisable upon issuance and have a 5-year term from the initial exercise date. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40. The aggregate gross proceeds to the Company of the registered direct offering and concurrent private placement were approximately $3,000.

In a concurrent private placement, the Company issued an aggregate of 493,421 ordinary shares and 493,421 five-year warrants exercisable at $6.72 per share to Knorr-Bremse. The Knorr-Bremse private placement was subject to the approval by the Company’s shareholders, and the shareholders approved the transaction on June 18, 2023. The aggregate gross proceeds from this placement were approximately $3,000.

In all transactions, the purchase price of one unit was $6.08. Each unit included one ordinary share and one 5-year warrant to purchase one ordinary share.

In January 2024, investors from the private placement from May 2023 exercised 493,424 warrants to purchase ordinary shares on a cashless basis. As a result of the cashless exercises, the Company issued 181,002 ordinary shares to such investors.

(6)	Execution of Credit Facility Agreement and Issuance of Facility Warrant

On January 9, 2024, the Company entered into the Facility Agreement for a $6,000 credit facility (the “Credit Facility”) and an additional amount up to $3,000, subject to certain conditions with a global investment firm (the “Lender”).

The Credit Facility, which had an initial term of 10 months, accrued interest at a rate of 8% per annum. The first payment of $1,500 was drawn down upon execution of the Facility Agreement and the remaining amount was able to be drawn down in eight equal installments as of March 7, 2024. As detailed below, the Facility Agreement terminated on March 1, 2024.

In the event that the Company entered into an alternate credit facility on more favorable terms, the Lender’s funding obligations under the Credit Facility were to decrease with respect to the amount actually received by the Company under such alternate credit facility. The Lender’s financing obligations were to terminate in the event the Company drew down $7,500 or more pursuant to an alternate credit facility or closed one or more equity financing transaction in an aggregate amount of at least $5,000 (including the conversion of the Credit Facility as mentioned below). As of March 1, 2024, in connection with the January 2024 PIPE (as defined in note 9B(7)), the Company received aggregate gross proceeds of more than $5,000 from the purchase of Units and exercise of warrants (see Note 9B(7) below), and accordingly, the Lender’s financing obligations terminated.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(6)	Execution of Credit Facility Agreement and Issuance of Facility Warrant (Cont.)

Until the Company closed one or more equity financing transactions in an aggregate amount of at least $5,000, it had the right to convert an amount of up to $1,500 out of the outstanding loan (including accrued interest) into ordinary shares of the Company, in connection with and in the framework of a financing transaction of the Company on the date that followed the date upon which the Company notified the Lender of such financing transaction, which conversion was to occur upon the same terms. In connection with the January 2024 PIPE (as defined in note 9B(7)), the Company converted $500 of the outstanding loan and issued to the Lender the Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant (see Note 9B(7) below).

In addition, the loan, together with accrued interest, was required to be repaid at a rate of 30% of the gross proceeds of any equity financing transactions consummated by the Company during the term of the Credit Facility, which met a minimum threshold aggregate amount (initially, $5,000 and increasing by an additional $500 for each month during the term) until the loan is repaid in full. The repayment of the Credit Facility was required to be made on the last day of each calendar month during which the sources for repayment specified above were actually received by the Company. The loan was permitted be prepaid early without any penalty.

As part of the Facility Agreement, the Company issued a warrant (the “Facility Warrant”) to the Lender to purchase 2,419,354 ordinary shares of the Company representing an aggregate exercise amount of $7,500, with a per share exercise price of $3.10, subject to certain adjustments and certain anti-dilution protection. The Facility Warrant was exercisable upon issuance and has a term of 5 years from the date of issuance.

The Facility Warrants were classified on the issuance date to warrant liabilities, as they were not considered indexed to the Company’s own equity. The fair value of the Facility Warrants at issuance date was $1,229 and the remaining amount of $271 was allocated to the convertible loan credit facility. On March 1, 2024, the date of termination of the Credit Facility (as detailed above), the discount amount of $1,229 was fully amortized. As a result the Company recorded an amount of $1,229 in “Other financing income (expenses), net”.

The January 2024 PIPE, as defined and detailed in Note 9B(7) below, triggered an anti-dilution protection and accordingly the exercise price of the Facility Warrant was adjusted to $0.408 and the amount of ordinary shares issuable upon the exercise of the Facility Warrant was adjusted to 18,382,353 shares.

As of December 31, 2024, 11,220,000 Facility Warrants have been exercised resulting in gross proceeds of approximately $4,578 to the Company.

The Facility Warrant agreement included certain adjustment provisions with respect to a share split, reverse share split, share dividend, share combination recapitalization or other similar transaction involving the Company ordinary shares that expired on June 29, 2024. The Company reassessed the Facility Warrants’ current terms and concluded that they were no longer classified as a liability and that they are considered indexed to the Company’s own equity. As a result, the Company classified its warrant liabilities to additional paid in capital in the amount of $6,143.

Subsequent to December 31, 2024, additional 5,950,000 Facility Warrants have been exercised resulting in additional gross proceeds of approximately $2,428 to the Company.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(7)	January 2024 private placement (“PIPE”)

On January 18, 2024, the Company entered into a binding term sheet directly with a global investment firm (the “Lead Investor”) for the purchase and sale in a private placement (the “January 2024 PIPE”) of units (the “Units”) to the Lead Investor and other investors (collectively, the “Investors”). Each Unit consists of (i) one ordinary share of the Company and (ii) one and a half warrants to purchase ordinary shares of the Company of a minimum of $2,500 of Units and up to a maximum of $3,000 of Units. The January 2024 PIPE closed on January 31, 2024 following the execution of definitive documentation between the Company and the Investors.

On January 30, 2024, the Company entered into the definitive securities purchase agreement with the Investors for the issue of 3,046,457 Units consisting of (A) (i) 1,651,458 of the Company’s ordinary shares, and/or (ii) pre-funded warrants (the “PIPE Pre-Funded Warrants”) to purchase up to 1,394,999 ordinary shares and (B) common warrants (the “PIPE Common Warrants”) to purchase up to 4,569,688 ordinary shares. The purchase price per Unit is $0.98475. The aggregate gross proceeds from the January 2024 PIPE were $3,000. $2,961 net of issuance costs.

The PIPE Pre-Funded Warrants were immediately exercisable at an exercise price of $0.0001 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein and will not expire until exercised in full. The PIPE Common Warrants were exercisable upon issuance at an exercise price of $0.98475 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein and had a 5.5-year term from the issuance date.

In connection with the closing of the January 2024 PIPE, the Company exercised its conversion right pursuant to the Credit Facility to convert $500 of the outstanding convertible loan credit facility that was extended to the Company by the Lender of the Credit Facility. Following such conversion, the Company issued to the Lender 507,743 Units consisting of (i) a pre-funded warrant (the “Facility Conversion Pre-Funded Warrant”) to purchase up to 507,743 ordinary shares and (ii) a common warrant (the “Facility Conversion Common Warrant”) to purchase up to 761,615 ordinary shares. The Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant are in substantially the same form and on substantially the same terms as the PIPE Pre-Funded Warrant and PIPE Common Warrant, respectively.

The PIPE Common Warrants and the Facility Conversion Common Warrant were classified on the issuance date to warrant liabilities, as they were not considered indexed to the Company’s own equity.

As of December 31, 2024, all of the January 2024 PIPE Pre-Funded Warrants, the Facility Conversion Pre-Funded Warrants, the Facility Conversion Common Warrants and the January 2024 PIPE Common Warrants have been exercised in full, resulting in gross proceeds of approximately $5,250 to the Company ($5,063 net of issuance costs).

(8)	Standby Equity Purchase Agreement (“SEPA”)

On October 7, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville.”)

Pursuant to the SEPA the Company has the right, but not the obligation, to sell to Yorkville from time to time, (each such occurrence, an “Advance”), up to $20.0 million (the “Commitment Amount”), of its ordinary shares during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in SEPA. At the Company’s option, the ordinary shares would be purchased by Yorkville from time to time at a price equal to 97% of the lowest of the three daily VWAPs (as hereinafter defined) during a three consecutive trading day period commencing on the date that the Company, subject to certain limitations, deliver a notice to Yorkville that it is committing Yorkville to purchase such ordinary shares, (the “Advance Shares”).

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

(8)	Standby Equity Purchase Agreement (“SEPA”) (Cont.)

The Company may also specify a certain minimum acceptable price (“MAP”) per share in each Advance. For the purposes of the SEPA, “VWAP” means, for any trading day, the daily volume weighted average price of the Company’s ordinary shares for such trading day. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ordinary shares up to the Commitment Amount, the Company issued 288,684 ordinary shares, (the “Commitment Shares”), to Yorkville and also paid structuring fee to an affiliate of Yorkville. The Commitment Shares and the structuring fee were recorded as expenses in “Other financing income (expenses), net”, in the amounts of $152 and $10, respectively.

Pursuant to the SEPA, Yorkville shall not be obligated to purchase or acquire any ordinary shares under the SEPA which, when aggregated with all other ordinary shares beneficially owned by Yorkville and its affiliates, would result in the beneficial ownership of Yorkville and its affiliates (on an aggregated basis) to exceed 4.99% of the then outstanding voting power or number of the Company’s ordinary shares.

The Company evaluated the contract that includes the right to require Yorkville to purchase ordinary shares in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting, and thus meets the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the statement of comprehensive loss. The put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of December 31, 2024.

As of December 31, 2024, the Company issued an aggregate of 14,116,595 ordinary shares to Yorkville as Advance Shares (not including the Commitment Shares) for aggregate gross proceeds of approximately $10,771. An amount of $1,346 was recorded as expenses in “Revaluation of derivatives and warrants liabilities” regarding this issuance of ordinary shares.

Subsequent to December 31, 2024 , an additional 8,094,297 ordinary shares have been issued to Yorkville resulting in additional gross proceeds of approximately $7,537 to the Company.

C.	Equity Incentive Plan:

In January 2017, the Board authorized an incentive share option plan which was last amended on March 28, 2024 (“2017 Plan”). The 2017 Plan provides for the grant of incentive share options and RSUs to employees and service providers of the Company. Awards may be granted under the 2017 Plan until January 31, 2027.

According to the 2017 Plan, the aggregate number of ordinary shares that may be issued pursuant to awards will not exceed 4,288,745 ordinary shares.

D.	Shares and options to service providers:

The fair value for the options to service providers was estimated on their grant date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 70%, risk free interest rates of 1.4%, dividend yields of 0% and a weighted average life of the options of up to 5 years.

(1)	On December 20, 2021, the Company granted options to a consultant for the purchase of 3,135 of the Company’s ordinary shares at an exercise price of $49.12 per share. The Consultant will be eligible to exercise the options upon completion of milestones, as defined in the consultant agreement, for a period of 24 months from the date of their grant.

(2)	On January 1, 2023 the Company granted to a service provider 3 years term options, to purchase a total of 6,252 ordinary shares. 1,563 options at an exercise price of $12.00, 1,563 options at an exercise price of $14.00, 1,563 options at an exercise price of $20.00, and 1,563 options at an exercise price of $24.00.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees

(1)	The Company granted options to employees and directors through December 31, 2023. For options granted during 2023 and 2022, the fair value of options was estimated using the Black-Scholes option pricing model, which was based on the following assumptions: share price $2.4 - $8.8 weighted average volatility of 65% - 68%, risk free interest rates of 1.83%-3.66%, dividend yields of 0% and expected life of the options of up to 6 years.

(2)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2024			2023			2022
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
		$			$			$
Outstanding as of beginning of period	296,709	16.32	6.16	237,612	17.6	8.2	158,109	49.12	7.5
Granted	—	—	—	68,739	14.8	9.75	132,361	14.8
Exercised	—	—	—	—	—	—	(209)	49.12
Forfeited or expired	(115,784)	14.8		(9,642)	14.8		(52,649)	49.12

Outstanding as of end of period	180,925	17.13	6.79	296,709	16.32	6.16	237,612	17.6	8.2
Exercisable as of end of period	137,139	17.87	6.28	157,394	17.44	4.12	100,633	19.68	6.6

(*)	Regarding repricing during 2022, see Note 9E(4)(g) below.

The weighted average fair value of options granted during the years ended December 31, 2024 and 2023 was $0.53 and $0.13 and per share, respectively.

As of December 31, 2024, the total unrecognized share-based payment expenses related to nonvested awards was $68, which is expected to be recognized over the next 2.25 years.

(3)	A summary of the Company’s RSUs activity is as follows:

Year ended December 31, 2024	RSUs

Unvested at beginning of year	—
Granted	3,006,000
Vested	(227,647)
Forfeited	(149,000)
Unvested at ending of year	2,629,353

The weighted average fair values at grant date of RSUs for the years ended December 31, 2024 was $0.53 per share.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees (Cont.)

(4)	Options and RSUs granted:

a)	On January 22, 2020, the Company granted options to purchase 83,922 ordinary shares to its employees at an exercise price of $49.11 per share (see also subsection (g) below). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2022, the Company recorded an expense of $163, No expenses have been recorded for the years ended December 31, 2024 and 2023, in respect for such grant.

b)	In October 2020, the Company granted to its former chairman of the Board options to purchase 69,603 ordinary shares are exercisable at an exercise price of $49.11 per share (see also subsection (g) below). The options vest as follows: (1) options to purchase 17,401 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 34,801 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 17,401 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting and were subject to an acceleration of 25% of his unvested options (i.e., 17,401) in the event that the Company effectuates an IPO. Accordingly, upon the completion of the IPO on April 4, 2022 (see Note 9B(3)), 17,401 were accelerated and considered fully vested.

For the year ended December 31, 2022, the Company recorded an expense of $133. No expenses have been recorded for the years ended December 31, 2024, and 2023, in respect for such grants.

In April 2022 and October 2022, a total of 34,801 of the former chairman’s options had expired as the periods of 18 and 24 months had passed, and the Company did not reach the required cumulative order backlogs, as detailed above.

c)	In October 2020, the Company granted to its CEO options to purchase 7,700 ordinary shares at an exercise price of $49.11 per share (see also subsection (g) below) vest as follows: (1) options to purchase 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.

In October 2022 and October 2024, the total of 7,700 CEO’s options under this grant had expired as the periods of 24 and 48 months had passed, and the Company did not reach the required cumulative order backlog, as detailed above.

For the year ended December 31, 2024, the company recorded an income of $67 and for the years ended December 31, 2023 and 2022, the Company recorded an expense of $22 and $20, respectively, in respect for such grant.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees (Cont.)

(4)	Options and RSUs granted (Cont.):

d)	On November 3, 2020, the Company granted options to purchase 13,475 ordinary shares to its employees at an exercise price of $49.11 per share (see also subsection (g) below). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2023 and 2022, the Company recorded an expense of $45 and $46, respectively, no expenses recorded in 2024 in respect for such grant.

e)	On May 11, 2022, the Company granted to three officers options to purchase 68,395 ordinary shares including 19,510 to its CEO, at an exercise price of $14.80 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2024, 2023 and 2022, The Company recorded an expense of $49, $96 and $61 respectively, in respect for such grant.

f)	On May 11, 2022, and June 6, 2022, the Company granted to four of its directors options to purchase 14,976 ordinary shares and 4,992 ordinary shares, respectively, with an exercise price of $14.80 per share. Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months. For the years ended December 31, 2024, 2023 and 2022, the Company recorded an expense of $20, $27 and $17 respectively, in respect for such grant.

g)	On September 13, 2022, in accordance with the terms of the 2017 Plan, the Board approved a modification of 46,964 outstanding options held by officers and employees that had an exercise price of $49.12 per share and reduced the exercise price to $14.80 per share. This resolution was effective from November 3, 2022, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $51, as share based payment expenses. The additional fair value resulting from the modification, approximately $30, is being expensed over the remaining vesting period of the modified options.

The modification of 46,021 additional outstanding options held by the Company’s CEO and two Directors was approved by the Board and the Company’s shareholders.

h)	On September 13, 2022 the Company granted 31,501 options to its employees at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2024, 2023 and 2022, the Company recorded an expense of $19, $22 and $10 respectively, in respect for such grant.

i)	On September 13, 2022 the Company granted 12,500 options to two of its officers at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest in twelve equal quarterly tranches over a period of three years. For the years ended December 31, 2024, 2023 and 2022, the Company recorded an expense of $7, $12 and $4 respectively, in respect for such grant.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 9 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees (Cont.)

(5)	Options and RSUs granted (Cont.):

j)	During the period from June 2023 to October, 2023 the Company granted a total of 68,739 options to its employees (including 42,497 to its CEO) and one of its director at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2024 and 2023, the Company recorded an expense of$14 and $5 respectively, in respect for such grants.

k)	During the period from August 2024 to December 2024 the Company granted a total of 3,006,000 ordinary shares underlying RSUs, that are issuable upon the applicable vesting date under our Amended Share Option Plan, of which 227,647 RSUs were vested as of December 31, 2024. For the year ended December 31, 2024, the Company recorded an expense of $172, in respect for such grants.

F.	Share Based Payment Expenses:

The total share-based payment expense related to options, shares and RSUs granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	(*)	—	$8
Other financing expenses	152	—	—
Research and development	120	61	174
General and administrative	126	212	323
Total share-based payment expense	$398	$273	$505

(*)	Represents an amount less than $1.